TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of current trade and other accounts payables - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of current trade and other accounts payables [Abstract]
Trade creditors	$ 1,408,690	$ 1,048,033
Other accounts payable	262,614	231,943
Trade and other accounts payables	$ 1,671,304	$ 1,279,976